Non-current assets held for sale	12 Months Ended
Dec. 31, 2024
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current assets held for sale	Non-current assets held for sale
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2024	December 31, 2023
Real estate held for sale - Villa del parque	1,509,906	—
Real estate held for sale - Lavallol	829,952	—
Real estate held for sale - Fisherton (1)	590,642	1,041,944
Real estate held for sale - Avellaneda	344,844	—
Real estate held for sale - Villa Lynch	272,859	272,859
Real estate held for sale - Bernal	201,437	201,437
Real estate held for sale - Mendoza	—	339,523
Total	3,749,640	1,855,763
(1) On January 13, 2025, the sale of the property held for sale - Fisherton took place. See Note 46 - Subsequent events.

As mentioned in note 2.3.12, as of December 31, 2024 and 2023, the recoverable value of non-current assets held for sale does not exceed their carrying amount considering the impairment recorded at those dates in the properties detailed below.
The impairment loss is disclosed in Note 31 – Other operating expenses, Loss from sale or impairment of investment properties and other non-financial assets.

	December 31, 2024	December 31, 2023
Real estate held for sale - Fisherton	(990,686)	(539,384)
Total	(990,686)	(539,384)